COMMITMENTS AND CONTINGENCIES (Details Narrative)	Apr. 16, 2025 USD ($)	Apr. 14, 2025 Integer $ / shares	Jan. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) Integer	Dec. 31, 2023 Integer
Loss Contingencies [Line Items]
Percentage of subscription				150.00%
Subscription amount				$ 24,495,000
Subsequent Event [Member]
Loss Contingencies [Line Items]
Nasdaq minimum share bid price to stay compliant | $ / shares		$ 1.00
Nasdaq, threshold number of consecutive business days below minimum bid price to trigger noncompliance | Integer		30
Nasdaq compliance period granted		180 days
Nasdaq, number of consecutive business days above minimum share bid price to confirm compliance | $ / shares		$ 10
Nasdaq, potential second compliance period		180 days
Pending Litigation [Member]
Loss Contingencies [Line Items]
Litigation claims | Integer				0	0
CFGI [Member] | Pending Litigation [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Litigation, damages sought, plus interest			$ 730,000
Thinking Tree Dissenter [Member] | Pending Litigation [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Litigation, damages sought, plus interest	$ 470,000